Provisions - Other Foreign Subsidiaries - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits
Contributions to defined contribution pension funds	€ 271	€ 266	€ 279
Other Foreign Countries
Employee Benefits
Contributions to defined contribution pension funds	€ 99	€ 92	€ 90
Other Foreign Countries | Foreign defined benefit plans [member] | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	5.14%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(5.14%)
Brazil | Foreign defined benefit plans [member]
Actuarial assumptions
Mortality tables	AT-2000
Cumulative annual CPI growth	4.00%
Minimum | Brazil | Foreign defined benefit plans [member]
Actuarial assumptions
Annual discount rate	9.53%
Maximum | Brazil | Foreign defined benefit plans [member]
Actuarial assumptions
Annual discount rate	9.65%